Loss from operations (Details) - GBP (£) £ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment of financial asset	[1]			£ 79	£ 207
Provision against future loss on loan agreement					207
Fee and commission income (expense)				127	106	88
Fees payable to the Company's subsidiary auditors for the audits of the susidiary accounts				58	44	44
Other services				131	70
Fees payable to the Company's previous auditor for Audit related services				32	67	41
Foreign exchange loss				164	9	12
Profit/(Loss) on disposal of property, plant and equipment				2	14	(42)
Equity settled share-based payment*		£ 150	£ 15	28	123	89
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment				135	162	198
Depreciation of right of use asset				113	151	165
Amortisation of intangible assets software				3	3
Administrative Costs [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment				8	12	15
Depreciation of right of use asset				£ 24	£ 15	£ 25

[1]	During 2023 a loan was provided to Adhera of $100,000, this was written off on completion of the Assignment and Exchange Agreement in December 2023.